Description of Business and Significant Accounting Policies - Revenue Recognition (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Contract term used to recognize set up fees	5 months
Period of benefit used to amortize set up costs	7 months
Sales Revenue, Net [Member] | Bill and Hold Transactions [Member] | Maximum [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	1.00%	1.00%